Award Grant, Vested and Forfeiture Transactions (Detail) (USD $)	4 Months Ended	8 Months Ended
	Feb. 01, 2014	Oct. 02, 2013
Class A common stock
Number of Awards
Cancellation of Class A Units		(425,741)
Non Vested Restricted Stock
Number of Awards
Non-Vested Awards Outstanding at Beginning of Period	55,000	5,000
Awards Granted	26,396
Awards Vested
Non-Vested Awards Outstanding at End of Period	81,396	55,000
Weighted Average Grant Date Fair Value Per Awards
Non-Vested Awards Outstanding at Beginning of Period	$ 5.56	$ 5.56
Awards Granted	$ 27.22
Awards Vested
Non-Vested Awards Outstanding at End of Period	$ 12.58	$ 5.56
Non Vested Restricted Stock | Class A common stock
Number of Awards
Cancellation of Class A Units		(5,000)
Weighted Average Grant Date Fair Value Per Awards
Cancellation of Class A Units		$ 5.56